Analysis of Foreign Currency Translation, Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cumulative Translation Adjustment Summary [Roll Forward]
Beginning amount of cumulative translation adjustments	$ 12,343	$ 13,993	$ 13,389
Aggregate adjustment for the period resulting from translation adjustments	(3,235)	(2,539)	929
Amount of income tax expense (benefit) for the period related to aggregate adjustment	1,132	889	(325)
Net aggregate translation included in equity	(2,103)	(1,650)	604
Ending amount of cumulative translation adjustments	$ 10,240	$ 12,343	$ 13,993
Canadian foreign exchange rate at end of year	0.86337	0.94120	1.00432